Operating Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Operating Revenue
Revenues	$ 246,306	$ 241,479	$ 499,755	$ 485,053
Current portion of unearned revenue	51,528		51,528		$ 63,823
Time charters and bareboat charters
Operating Revenue
Revenues			476,853	$ 485,053
Voyage charters
Operating Revenue
Revenues			22,902
Accounts receivable	1,600		1,600		1,000
Current portion of unearned revenue	$ 0		$ 0		$ 2,000